Accounts Receivable - Aging Analysis of Accounts Receivable (Net of Impairment of Accounts Receivable) (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 64,184	¥ 59,522
Within 1 year [member]
Disclosure of financial assets [Line Items]
Accounts receivable	63,392	58,392
Between 1 and 2 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	419	837
Between 2 and 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	267	108
Over 3 years [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 106	¥ 185